Intangible assets (Tables)	6 Months Ended
Jun. 30, 2025
Intangible assets other than goodwill [abstract]
Disclosure of detailed information about intangible assets

(in thousands of euro)	Purchased licenses	Other intangible assets	In progress	Total

January 1, 2024	416	—	—	416
Acquisitions	—	—	—	—
Additional considerations	—	—	—	—
Disposals	—	—	—	—
Amortizations (1)	(294)	(3)	—	(297)
Transfers	—	—	—	—

June 30, 2024	119	—	—	119

January 1, 2025	—	—	—	—
Acquisitions	—	—	—	—
Additional considerations	—	—	—	—
Disposals	—	—	—	—
Amortizations (1)	—	—	—	—
Transfers	—	—	—	—

June 30, 2025	—	—	—	—

(1) As of June 30, 2024, this amount included the amortization of rights related to the monalizumab for an amount of €294 thousand.